Postretirement Benefit Plans (Pension Plan Investments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Investments	$ 31,973	$ 35,505
Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Real estate	3,186	3,129
Other investments	2,202	2,409
Defined Benefit Plan Change In Fair Value Of Plan Assets RollForward [Abstract]
Beginning balance	48,280	48,297
Actual gain (loss) on plan assets	307	2,793
Employer contributions	233	236
Participant contributions	155	153
Benefits paid	3,255	3,199
Ending balance	45,720	48,280
Fixed Income And Cash Investment Funds | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Debt securities	3,252	4,500
US Corporate | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Debt securities	5,529	5,155
Other Debt Securities | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Debt securities	5,131	5,729
Private equities | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Investments	4,885	5,249
US | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Equity securities	12,447	12,956
Non US | Principal pension plans
Defined Benefit Plan Disclosure [Line Items]
Equity securities	$ 9,088	$ 9,153